Restricted Cash (Details) (USD $)	0 Months Ended
	Jan. 11, 2013	Dec. 31, 2014	Dec. 31, 2013	Jul. 28, 2014	Jan. 31, 2011
Restricted Cash (Textual)
Restricted cash			$ 490,315
Long Term Security Deposits		135,000
Short term Security Deposit		115,104
HP [Member]
Restricted Cash (Textual)
Letter of Credit	200,000
Letter of credit facility from JP Morgan Chase Bank, expiration date	Jan. 31, 2014
Total increase in letter of credit	270,000
Certificates of Deposit, at Carrying Value				100,000
Letter of Credit [Member]
Restricted Cash (Textual)
Restricted cash			115,104
Short term Security Deposit					$ 115,104